Income taxes - Schedule of Tax Losses Carried Forward for Which No Deferred Tax Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 266,578	€ 431,178
Expiry within 1 year
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	13,462	15,265
Expiry 1-5 years
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	36,787	20,793
Expiry over 5 years
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	39,319	66,384
No expiration
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 177,010	€ 328,736